Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,790	$ 11,866		$ 19,166
Short-term and restricted bank deposits	25,425	29,842		31,956
Trade receivables	2,922	3,700		3,228
Inventories	3,210	2,846		3,113
Other receivables	1,966	1,441		590
Total current assets	37,313	49,695		58,053
LONG-TERM ASSETS:
Other receivables	238	233		277
Long-term restricted bank deposits	453	440		0
Property, plant and equipment, net	12,308	9,228		4,705
Right-of-use assets, net	6,852	6,698		1,133
Intangible assets, net	132	165		198
Total non-current assets	19,983	16,764		6,313
Total assets	57,296	66,459		64,366
CURRENT LIABILITIES:
Current maturities of long-term liabilities	1,496	1,410		1,961
Warrants, net	14,902	7,296	[1]	9,683	[1]
Trade payables and accrued expenses	2,745	5,528		3,531
Other payables	3,468	3,891		2,817
Total current liabilities	22,611	18,125		17,992
LONG-TERM LIABILITIES:
Liabilities in respect of IIA grants	8,009	7,677		7,806
Liabilities in respect of TEVA	1,962	2,256		2,529
Lease liabilities	6,355	6,350		677
Severance pay liability, net	490	456		433
Total non-current liabilities	16,816	16,739		11,445
Total liabilities	39,427	34,864		29,437
Shareholders' equity:
Ordinary shares of NIS 0.07 par value: Authorized: 20,000,000 shares as of June 30, 2024 and December 31, 2023; 12,857,143 as of June 30, 2023; Issued and Outstanding: 9,286,252 as of June 30, 2024; 9,221,764 as of December 31, 2023 and 9,216,520 as of June 30, 2023	186	184		184
Share premium	208,547	206,251		205,642
Foreign currency translation adjustments	(8)	(18)		(14)
Accumulated deficit	(190,856)	(174,822)		(170,883)
Total equity	17,869	31,595		34,929
Total liabilities and equity	$ 57,296	$ 66,459		$ 64,366

[1]	Reclassified, see note 2c